Prospectus and Statement of Additional Information Supplement -- Aug. 1, 2005*

Product Name (Date)                                                                Prospectus Form #               SAI Form #
American Express FlexChoice Select Variable Annuity (4/29/2005)                     45307 C (4/05)              S-6318-2 A (8/05)
American Express Innovations(R) Select Variable Annuity (4/29/2005)                 45304 C (4/05)              S-6318-2 A (8/05)
American Express(R) Signature Select Variable Annuity (4/29/2005)                   45300 C (4/05)              S-6318-2 A (8/05)
American Express(R) Signature One Select Variable Annuity (4/29/2005)               45301 C (4/05)              S-6318-2 A (8/05)
American Express Innovations(R) Classic Select Variable Annuity (4/29/2005)         45312 C (4/05)              S-6318-2 A (8/05)
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On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express
Financial Advisors unit. The separation from American Express is expected to be completed on or after  Sept. 30, 2005, subject to certain regulatory and other approvals, including final approval by the board of directors of
American Express.

On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express
Financial Corporation changed its name to Ameriprise Financial, Inc.
(Ameriprise Financial).

As part of a corporate reorganization, Ameriprise Financial is introducing the RiverSource(SM) brand which replaces "American Express" in the name of your variable annuity contract. The RiverSource brand will be used for certain subsidiaries of Ameriprise Financial that provide services in connection with your variable annuity contract. The transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners.

Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company. IDS Life Insurance Company is the parent company of American Enterprise Life Insurance Company which issues the variable annuity contract described in the prospectus. In addition, Ameriprise Financial currently provides investment management services for the American Express(R) Variable Portfolio Funds.

American Express Financial Advisors Inc., which currently is the distributor of the variable annuity contract described in the prospectus, changed its name to Ameriprise Financial Services, Inc., a wholly owned subsidiary of Ameriprise Financial.

After the expected separation from American Express, Ameriprise Financial and its subsidiaries will no longer be affiliated with American Express.
Ameriprise Financial and American Express Company will be independent companies, with separate public ownership, boards of directors and management.

The following name changes are effective on Aug. 22, 2005:

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Old Name                                                         New Name
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
American Express FlexChoice Select Variable Annuity              RiverSource FlexChoice(SM) Select Variable Annuity
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American Express Innovations(R) Select Variable Annuity          RiverSource Innovations Select(SM) Variable Annuity
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American Express(R) Signature Select Variable Annuity            RiverSource Signature Select(SM) Variable Annuity
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American Express(R) Signature One Select Variable Annuity        RiverSource Signature One Select(SM) Variable Annuity
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American Express Innovations(R) Classic Select Variable          RiverSource Innovations(SM) Classic Select Variable Annuity
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45307-4 A (8/05)

* Valid until further notice